Capital Management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions	Jul. 31, 2021	Apr. 30, 2021	Oct. 31, 2020
Capital
Common Equity Tier 1 Capital	$ 50,465	$ 49,697	$ 49,165
Net Tier 1 Capital	56,630	55,152	55,362
Total regulatory capital	65,101	63,686	64,512
Risk-weighted assets/exposures used in calculation of capital ratios
Risk-weighted assets	414,169	404,727	417,138
Leverage exposures	$ 1,191,993	$ 1,180,223	$ 1,170,290
Capital ratios
Common Equity Tier 1 Capital ratio	12.20%	12.30%	11.80%
Tier 1 capital ratio	13.70%	13.60%	13.30%
Total capital ratio	15.70%	15.70%	15.50%
Leverage ratio	4.80%	4.70%	4.70%